Financial Instruments (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 basispoint	Dec. 31, 2011
Financial Instruments
Derivative instruments with credit-risk related contingent features	$ 94	$ 131
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Assets	918	1,300
Fair value of total derivative instruments, Liabilities	4,116	2,415
Maximum spread on credit default swap agreements before full overnight collateralization is required (in basis points)	250
Liabilities included in master netting arrangements	262	324
Cash collateral received, derivatives	69	466
Amount recognized in accounts payable for the obligation to return cash collateral	69	466
Non-cash collateral received and not recorded on the Statement of Financial Position	31
Derivative instruments designated as hedging instruments
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Assets	744	1,190
Fair value of total derivative instruments, Liabilities	345	428
Derivative instruments not designated as hedging instruments
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Assets	174	110
Fair value of total derivative instruments, Liabilities	159	103
Prepaid expenses and other current assets | Interest rate contracts | Derivative instruments designated as hedging instruments
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Assets	47	50
Prepaid expenses and other current assets | Foreign exchange contracts | Derivative instruments designated as hedging instruments
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Assets	135	407
Prepaid expenses and other current assets | Foreign exchange contracts | Derivative instruments not designated as hedging instruments
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Assets	142	82
Prepaid expenses and other current assets | Equity contracts | Derivative instruments not designated as hedging instruments
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Assets	9	7
Investments and sundry assets | Interest rate contracts | Derivative instruments designated as hedging instruments
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Assets	557	733
Investments and sundry assets | Foreign exchange contracts | Derivative instruments designated as hedging instruments
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Assets	5
Investments and sundry assets | Foreign exchange contracts | Derivative instruments not designated as hedging instruments
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Assets	23	21
Other accrued expenses and liabilities | Foreign exchange contracts | Derivative instruments designated as hedging instruments
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Liabilities	267	273
Other accrued expenses and liabilities | Foreign exchange contracts | Derivative instruments not designated as hedging instruments
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Liabilities	152	84
Other accrued expenses and liabilities | Equity contracts | Derivative instruments not designated as hedging instruments
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Liabilities	7	8
Other liabilities | Foreign exchange contracts | Derivative instruments designated as hedging instruments
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Liabilities	78	155
Other liabilities | Foreign exchange contracts | Derivative instruments not designated as hedging instruments
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Liabilities		11
Long term debt. | Derivative instruments designated as hedging instruments
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Liabilities	3,035	1,884
Short term debt | Derivative instruments designated as hedging instruments
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Liabilities	$ 578